SHARE CAPITAL - DSUs and RSUs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	251,400	89,200
Units outstanding, weighted average grant date fair value, beginning of period	$ 1.59	$ 1.59
Units granted in period	732,550	183,000
Units granted in period, weighted average grant date fair value	$ 1.05	$ 1.59
Number Of Units Settled	(37,800)	(20,800)
Units Settled In Period Weighted Average Grant Date Fair Value	$ 1.16	$ 1.62
Number of units outstanding, end of period	946,150	251,400
Units outstanding, weighted average grant date fair value, end of period	$ 1.19	$ 1.59
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	733,667	476,600
Units outstanding, weighted average grant date fair value, beginning of period	$ 1.59	$ 1.61
Units granted in period	2,135,540	585,200
Units granted in period, weighted average grant date fair value	$ 1.02	$ 1.59
Number Of Units Settled	(1,187,459)	(170,799)
Units Settled In Period Weighted Average Grant Date Fair Value	$ 1.14	$ 1.61
Units cancelled in period	(732,318)	(157,334)
Units cancelled in period, weighted average grant date fair value	$ 1.16	$ 1.61
Number of units outstanding, end of period	949,430	733,667
Units outstanding, weighted average grant date fair value, end of period	$ 1.19	$ 1.59
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Units granted in period	825,100
Units granted in period, weighted average grant date fair value	$ 1.14
Number of units outstanding, end of period	825,100
Units outstanding, weighted average grant date fair value, end of period	$ 1.14